UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Quarter Ended: June 30, 2010

Institutional Investment Manager Filing this Report:
Name: 		Arlington Partners LLC
Address: 	2000 Morris Avenue, Suite 1200
		Birmingham, AL 35203

Form 13F File Number: 28-12345

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name:		Wayne M. Langevin
Title:		Compliance Officer
Phone:		205-488-4342

Signature, Place, and Date of Signing:
/s/ Wayne M. Langevin	Birmingham, AL	August 10, 2010

Report Type:
		[X]	13F HOLDINGS REPORT
		[   ]	13F NOTICE
		[   ]	13F COMBINATION REPORT

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FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:	0
Form 13F Information Table Entry Total:	37
Form 13F Information Table Value Total:	$20,675
						(thousands)

List of Other Included Managers:		NONE
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FORM 13F INFORMATION TABLE

NAME OF ISSUER		TITLE 	CUSIP		VALUE	SHARES	SH/	PUT/ 	INVST	OTHER	VOTING AUTHORITY
			OF CLASS		(X$1000)	PRN	CALL	DISCR	MNGRS	SOLE	SHARED	NONE
AT&T INC		COM	00206R102	254	10536	SH		SOLE	NONE			10536
ANNALY CAPITAL MGMT INC	COM	035710409	514	30000	SH		SOLE	NONE			30000
APPLE INC		COM	037833100	202	804	SH		SOLE	NONE			804
BANCO BILBAO VIZCAYA A	COM	05946K101	616	59925	SH		SOLE	NONE			59925
BANK OF AMERICA		COM	060505104	193	13432	SH		SOLE	NONE			13432
BERKSHIRE HATHAWAY INC	COM	084670207	482	6050	SH		SOLE	NONE			6050
BOARDWALK PIPELINE PART	COM	096627104	567	18861	SH		SOLE	NONE			18861
CHEVRON CORPORATION	COM	166764100	407	6000	SH		SOLE	NONE			6000
CISCO SYSTEMS		COM	17275R102	236	11085	SH		SOLE	NONE			11085
COLONIAL BANCGROUP INC 	COM	195493309	 	11524 	SH		SOLE	NONE			11524
CUMBERLAND PHARMA	COM	230770109	967	150663	SH		SOLE	NONE			150663
ETF GOLD TRUST		COM	26922Y105	518	4185	SH		SOLE	NONE			4185
ETFS SILVER TRUST	COM	26922X107	519	28000	SH		SOLE	NONE			28000
EL PASO CORPORATION	COM	28336L109	168	15150 	SH		SOLE	NONE			15150
ENBRIDGE ENERGY PARTNER	COM	29250R106	508	9709	SH		SOLE	NONE			9709
ENTERPRISE PRODS PARTN	COm	293792107	4102	116000	SH		SOLE	NONE			116000
EXXON MOBIL CORP	COM	30231G102	448	7856	SH		SOLE	NONE			7856
GREENLIGHT CAPITAL RE	COM	G4095J109	1706	67739	SH		SOLE	NONE			67739
JOHNSON & JOHNSON	COM	478160104	389	6600	SH		SOLE	NONE			6600
MICROSOFT CORP		COM	594918104	286	12456	SH		SOLE	NONE			12456
PENGROWTH ENERGY TRUST	COM	706902509	183	20000	SH		SOLE	NONE			20000
PFIZER INC		COM	717081103	431 	30269 	SH		SOLE	NONE			30269
PLATFORMS WIRELESS INTL	COM	72765A101	 	20000 	SH		SOLE	NONE			20000
POWERSHARES DB GOLD DOU	COM	25154H749	1007	30000	SH		SOLE	NONE			30000
PROGRESS ENERGY INC	COM	743263105	360	9200	SH		SOLE	NONE			9200
PROSHARES ULTRA SHORT	COM	74347R883	565	15000	SH		SOLE	NONE			15000
QUICKSILVER GAS SERVICE	COM	74839G106	197	10188	SH		SOLE	NONE			10188
REGIONS FINL CORP NEW	COM	7591EP100	353 	53672 	SH		SOLE	NONE			53672
SCANA CORP		COM	80589M102	593 	16583	SH		SOLE	NONE			16583
SCHLUMBERGER LTD	COM	806857108	293	5310	SH		SOLE	NONE			5310
SECURITY BK CORP COM	COM	814047106	 	26131 	SH		SOLE	NONE			26131
SPDR GOLD TRUST ETF	COM	78463V107	556	4571	SH		SOLE	NONE			4571
TARGA RESOURCES PARTN	COM	87611X105	512	20000	SH		SOLE	NONE			20000
TIME WARNER CABLE	COM	88732J207	563	10820	SH		SOLE	NONE			10820
TORCHMARK CORP		COM	891027104	396	8011 	SH		SOLE	NONE			8011
WASHINGTON MUTUAL INC	COM	939322103	1 	10889 	SH		SOLE	NONE			10889
WELLS FARGO		COM	949746101	1566	61180	SH		SOLE	NONE			61180



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